Finance income (expense) (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Finance Cost Income [Abstract]
Schedule of company's incurred finance income (expense)

Year ended December 31	2019	2018	2017
Interest income	$886	$1,115	$47
Accretion of royalty obligation	316	(355)	(748)
Accretion of acquisition payable	(41)	—	—
Bank charges and other interest	(24)	(25)	(30)
Finance expense from lease obligation	(22)	—	—
Accretion on holdback receivable	—	326	—
Interest on MIOP loan	—	—	(106)

	$1,115	$1,061	$(837)

Schedule of company's paid finance income (expense)

Year ended December 31	2019	2018	2017
Interest received	$1,731	$279	$47
Other interest, net and banking fees	(46)	(24)	(31)
Interest paid on MIOP loan	—	—	(89)

	$1,685	$255	$(73)